Term Loan Payable (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Term Loan Payable

10. Term Loan Payable

In connection with the OAC Merger, the Company assumed OAC’s term loan payable in the amount of $176,489, with interest payable at Eurodollar base rate plus applicable and additional margins (8.75% as of December 31, 2011 and 2012), maturing on November 21, 2013 (the “Term Loan”).  As part of the merger, the credit agreement was amended and restated to allow OAC to make distributions of up to $9,000 to PGHI Corp. to fund the costs of defending certain litigation that remained a PGHI Corp. obligation post-merger and costs of operating certain subsidiaries of PGHI Corp.  The amended and restated credit agreement required a $10,000 principal payment at the time of closing as well as specified consent payments to the lenders of the Term Loan.  The amortization schedule was modified to provide accelerated repayment of the indebtedness and the consolidated leverage ratio and interest coverage ratio covenants were amended. Also, certain subsidiaries of the Company became guarantors pursuant to the terms of the amended and restated agreement.  The collateral agreement relating to their guarantee calls for a security interest in the assets of the subsidiaries as collateral to the guarantee.  The subsidiaries will be released from the collateral agreement once the Term Loan is paid in full.

Under the terms of the restated and amended Term Loan, the Company is prohibited, with certain exceptions, from making distributions or paying dividends. As a result, essentially none of the Company’s $442,818 in member’s capital was free of limitations on the payment of dividends as of December 31, 2012.

On February 8, 2013, the Term Loan was refinanced with a new senior secured credit facility (the “Credit Facility”) that consisted of a $425,000 term loan (the “New Term Loan”) and a $20,000 revolving commitment maturing in February 2019 and August 2017, respectively.  The Company and certain of its subsidiaries are guarantors of the Credit Facility. Substantially all of the non-securitized and non-collateralized assets of the Company were pledged as security for the repayment of borrowings outstanding under the Credit Facility.

At each interest reset date, the Company has the option to elect that the New Term Loan be either a eurodollar loan or a base rate loan.  If a eurodollar loan, interest on the New Term Loan accrues at either Libor or 1.5% (whichever is greater) plus a spread of 7.5%.  If a base rate loan, interest accrues at prime or 2.5% (whichever is greater) plus a spread of 6.5%.  As of September 30, 2013, the New Term Loan’s interest rate was 9.0%. The revolving commitment has the same interest rate terms as the New Term Loan.  In addition, the revolving commitment is subject to an unused fee of 0.5% per annum and provides for the issuance of letters of credit equal to $10,000, subject to customary terms and fees.

The Credit Facility requires the Company, to the extent that as of the last day of any fiscal quarter outstanding balances on the revolving commitment exceed specific thresholds, to comply with a maximum total leverage ratio. As of September 30, 2013, there were no outstanding borrowings under the revolving commitment and, as a result, the maximum total leverage ratio requirement was not applicable.  The Company and certain of its subsidiaries are also limited in engaging in certain activities, including mergers and acquisitions, incurrence of additional indebtedness, incurring liens, making investments, transacting with affiliates, disposing of assets, and various other activities.  The Credit Facility also limits, with certain exceptions, certain of the Company’s subsidiaries from making cash dividends and loans to the Company.

In conjunction with the refinancing, the Company made a cash distribution to its members in the amount of $309.6 million as well as an asset distribution in the amount of $16.3 million to PGHI Corp. The distribution assets were originally acquired by the Company as part of the OAC Merger.

On May 31, 2013, the Credit Facility was amended to provide for an additional term loan of $150,000 on the same terms as the New Term Loan. In conjunction with this refinancing, the Company made a cash distribution to its members in the amount of $150,000.

As a result of the aggregate distributions the Company paid its members, each outstanding preferred interest was converted into one common interest on May 31, 2013 in accordance with the Amended and Restated Limited Liability Company Agreement of JGWPT Holdings, LLC.

17. Term Loan Payable

In connection with the OAC Merger, the Company assumed OAC’s term loan payable in the amount of $176,489, with interest payable at Eurodollar base rate plus applicable and additional margins (8.75% as of December 31, 2011 and 2012), maturing on November 21, 2013 (the “Term Loan”). As part of the merger, the term loan payable agreement was amended and restated to allow OAC to make distributions of up to $9,000 to PGHI to fund the costs of defending certain litigation that remained a PGHI obligation post-merger and costs of operating certain subsidiaries of PGHI. The amended and restated credit agreement required a $10,000 principal payment at the time of closing as well as specified consent payments to the lenders of the Term Loan. The amortization schedule was modified to provide accelerated repayment of the indebtedness and the Consolidated Leverage Ratio and Interest Coverage Ratio covenants were amended. Also, certain subsidiaries of the Company became guarantors pursuant to the terms of the amended and restated agreement. The collateral agreement relating to their guarantee calls for a security interest in the assets of the subsidiaries as collateral to the guarantee. The subsidiaries are released from the collateral agreement once the Term Loan is paid in full.

Under the terms of the restated and amended Term Loan, J.G. Wentworth LLC is prohibited, with certain exceptions, from making distributions or paying dividends. As a result, essentially none of the Company’s $443,095 in member’s capital was free of limitations on the payment of dividends as of December 31, 2012. On February 8, 2013, the Company refinanced its Term Loan (Note 26).

Interest expense relating to the Term Loan for the years ended December 31, 2011 and 2012 was $9,091 and $14,509, respectively.

As of December 31, 2012, estimated principal payments of the Term Loan were as follows:

Year Ending December 31,
2013	$142,441
Total	$142,441